Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Large Cap Growth Opportunity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Opportunity Fund
Class Name	Class A
Trading Symbol	NFEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials and consumer staples boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the information technology and materials sectors, and a larger weight in the industrials sector contributed to Fund results versus the benchmark during the annual period.
Individual holdings
| A relative overweight position in Insmed Inc., a biopharmaceutical company that focuses on rare diseases; not owning benchmark constituent Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Intuitive Surgical, Inc., a designer, manufacturer, and marketer of surgical systems; a relative overweight position in Natera, Inc., a diagnostics company which engages in clinical genetic testing; and not owning benchmark constituent Accenture plc, a global multinational professional services company were among the top contributors to Fund performance as compared to the benchmark.
Top Performance Detractors
Stock selection
| Selections in the financials, real estate, information technology, consumer discretionary, industrials and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| Larger weightings in the health care, real estate, communication services and energy sectors, and a smaller weighting in the financials sector detracted from Fund performance versus its benchmark during the annual period.
Individual holdings
| A relative overweight position in Advanced Micro Devices, Inc., a multinational technology company; a relative overweight position in MongoDB, Inc., a U.S. software company that develops and provides commercial support for database software; a relative underweight to Apple, Inc., a technology company; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages in North America, Europe, Australia, and New Zealand; and a relative overweight position in Adobe, Inc., a global computer software company were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	14.32	14.72	12.07
Class A (including sales charges)	7.78	13.37	11.41
Russell 1000 ® Growth Index	19.75	19.71	16.01
Russell 1000 ® Index (b)	18.11	16.54	12.71
(a)
The Fund’s performance prior to November 2015, when the Investment Manager assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to November 2015, when the Investment Manager assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,263,398,290
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 9,403,657
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,263,398,290
Total number of portfolio holdings	38
Management services fees (represents 0.73% of Fund average net assets)	$ 9,403,657
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Microsoft Corp.	11.9%
NVIDIA Corp.	10.8%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc., Class A	6.8%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	5.7%
Eli Lilly & Co.	4.0%
Visa, Inc., Class A	3.5%
Costco Wholesale Corp.	2.9%
Tesla, Inc.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top
Holdings
Microsoft Corp.	11.9%
NVIDIA Corp.	10.8%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc., Class A	6.8%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	5.7%
Eli Lilly & Co.	4.0%
Visa, Inc., Class A	3.5%
Costco Wholesale Corp.	2.9%
Tesla, Inc.	2.6%

Columbia Large Cap Growth Opportunity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Opportunity Fund
Class Name	Institutional Class
Trading Symbol	NFEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials and consumer staples boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the information technology and materials sectors, and a larger weight in the industrials sector contributed to Fund results versus the benchmark during the annual period.
Individual holdings
| A relative overweight position in Insmed Inc., a biopharmaceutical company that focuses on rare diseases; not owning benchmark constituent Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Intuitive Surgical, Inc., a designer, manufacturer, and marketer of surgical systems; a relative overweight position in Natera, Inc., a diagnostics company which engages in clinical genetic testing; and not owning benchmark constituent Accenture plc, a global multinational professional services company were among the top contributors to Fund performance as compared to the benchmark.
Top Performance Detractors
Stock selection
| Selections in the financials, real estate, information technology, consumer discretionary, industrials and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| Larger weightings in the health care, real estate, communication services and energy sectors, and a smaller weighting in the financials sector detracted from Fund performance versus its benchmark during the annual period.
Individual holdings
| A relative overweight position in Advanced Micro Devices, Inc., a multinational technology company; a relative overweight position in MongoDB, Inc., a U.S. software company that develops and provides commercial support for database software; a relative underweight to Apple, Inc., a technology company; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages in North America, Europe, Australia, and New Zealand; and a relative overweight position in Adobe, Inc., a global computer software company were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	14.60	15.03	12.35
Russell 1000 ® Growth Index	19.75	19.71	16.01
Russell 1000 ® Index (b)	18.11	16.54	12.71
(a)
The Fund’s performance prior to November 2015, when the Investment Manager assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to November 2015, when the Investment Manager assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,263,398,290
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 9,403,657
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,263,398,290
Total number of portfolio holdings	38
Management services fees (represents 0.73% of Fund average net assets)	$ 9,403,657
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Microsoft Corp.	11.9%
NVIDIA Corp.	10.8%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc., Class A	6.8%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	5.7%
Eli Lilly & Co.	4.0%
Visa, Inc., Class A	3.5%
Costco Wholesale Corp.	2.9%
Tesla, Inc.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top
Holdings
Microsoft Corp.	11.9%
NVIDIA Corp.	10.8%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc., Class A	6.8%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	5.7%
Eli Lilly & Co.	4.0%
Visa, Inc., Class A	3.5%
Costco Wholesale Corp.	2.9%
Tesla, Inc.	2.6%

Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Opportunity Fund
Class Name	Institutional 2 Class
Trading Symbol	CADRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials and consumer staples boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the information technology and materials sectors, and a larger weight in the industrials sector contributed to Fund results versus the benchmark during the annual period.
Individual holdings
| A relative overweight position in Insmed Inc., a biopharmaceutical company that focuses on rare diseases; not owning benchmark constituent Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Intuitive Surgical, Inc., a designer, manufacturer, and marketer of surgical systems; a relative overweight position in Natera, Inc., a diagnostics company which engages in clinical genetic testing; and not owning benchmark constituent Accenture plc, a global multinational professional services company were among the top contributors to Fund performance as compared to the benchmark.
Top Performance Detractors
Stock selection
| Selections in the financials, real estate, information technology, consumer discretionary, industrials and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| Larger weightings in the health care, real estate, communication services and energy sectors, and a smaller weighting in the financials sector detracted from Fund performance versus its benchmark during the annual period.
Individual holdings
| A relative overweight position in Advanced Micro Devices, Inc., a multinational technology company; a relative overweight position in MongoDB, Inc., a U.S. software company that develops and provides commercial support for database software; a relative underweight to Apple, Inc., a technology company; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages in North America, Europe, Australia, and New Zealand; and a relative overweight position in Adobe, Inc., a global computer software company were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	14.70	15.09	12.43
Russell 1000 ® Growth Index	19.75	19.71	16.01
Russell 1000 ® Index (b)	18.11	16.54	12.71
(a)
The Fund’s performance prior to November 2015, when the Investment Manager assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to November 2015, when the Investment Manager assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,263,398,290
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 9,403,657
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,263,398,290
Total number of portfolio holdings	38
Management services fees (represents 0.73% of Fund average net assets)	$ 9,403,657
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Microsoft Corp.	11.9%
NVIDIA Corp.	10.8%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc., Class A	6.8%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	5.7%
Eli Lilly & Co.	4.0%
Visa, Inc., Class A	3.5%
Costco Wholesale Corp.	2.9%
Tesla, Inc.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top
Holdings
Microsoft Corp.	11.9%
NVIDIA Corp.	10.8%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc., Class A	6.8%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	5.7%
Eli Lilly & Co.	4.0%
Visa, Inc., Class A	3.5%
Costco Wholesale Corp.	2.9%
Tesla, Inc.	2.6%

Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Opportunity Fund
Class Name	Institutional 3 Class
Trading Symbol	CLRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials and consumer staples boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the information technology and materials sectors, and a larger weight in the industrials sector contributed to Fund results versus the benchmark during the annual period.
Individual holdings
| A relative overweight position in Insmed Inc., a biopharmaceutical company that focuses on rare diseases; not owning benchmark constituent Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Intuitive Surgical, Inc., a designer, manufacturer, and marketer of surgical systems; a relative overweight position in Natera, Inc., a diagnostics company which engages in clinical genetic testing; and not owning benchmark constituent Accenture plc, a global multinational professional services company were among the top contributors to Fund performance as compared to the benchmark.
Top Performance Detractors
Stock selection
| Selections in the financials, real estate, information technology, consumer discretionary, industrials and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| Larger weightings in the health care, real estate, communication services and energy sectors, and a smaller weighting in the financials sector detracted from Fund performance versus its benchmark during the annual period.
Individual holdings
| A relative overweight position in Advanced Micro Devices, Inc., a multinational technology company; a relative overweight position in MongoDB, Inc., a U.S. software company that develops and provides commercial support for database software; a relative underweight to Apple, Inc., a technology company; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages in North America, Europe, Australia, and New Zealand; and a relative overweight position in Adobe, Inc., a global computer software company were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b)	14.70	15.14	12.39
Russell 1000 ® Growth Index	19.75	19.71	16.01
Russell 1000 ® Index (c)	18.11	16.54	12.71
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to November 2015, when the Investment Manager assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

(c)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to November 2015, when the Investment Manager assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,263,398,290
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 9,403,657
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,263,398,290
Total number of portfolio holdings	38
Management services fees (represents 0.73% of Fund average net assets)	$ 9,403,657
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Microsoft Corp.	11.9%
NVIDIA Corp.	10.8%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc., Class A	6.8%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	5.7%
Eli Lilly & Co.	4.0%
Visa, Inc., Class A	3.5%
Costco Wholesale Corp.	2.9%
Tesla, Inc.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top
Holdings
Microsoft Corp.	11.9%
NVIDIA Corp.	10.8%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc., Class A	6.8%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	5.7%
Eli Lilly & Co.	4.0%
Visa, Inc., Class A	3.5%
Costco Wholesale Corp.	2.9%
Tesla, Inc.	2.6%

Columbia Large Cap Growth Opportunity Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Opportunity Fund
Class Name	Class R
Trading Symbol	CLGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 139	1.30%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials and consumer staples boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the information technology and materials sectors, and a larger weight in the industrials sector contributed to Fund results versus the benchmark during the annual period.
Individual holdings
| A relative overweight position in Insmed Inc., a biopharmaceutical company that focuses on rare diseases; not owning benchmark constituent Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Intuitive Surgical, Inc., a designer, manufacturer, and marketer of surgical systems; a relative overweight position in Natera, Inc., a diagnostics company which engages in clinical genetic testing; and not owning benchmark constituent Accenture plc, a global multinational professional services company were among the top contributors to Fund performance as compared to the benchmark.
Top Performance Detractors
Stock selection
| Selections in the financials, real estate, information technology, consumer discretionary, industrials and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| Larger weightings in the health care, real estate, communication services and energy sectors, and a smaller weighting in the financials sector detracted from Fund performance versus its benchmark during the annual period.
Individual holdings
| A relative overweight position in Advanced Micro Devices, Inc., a multinational technology company; a relative overweight position in MongoDB, Inc., a U.S. software company that develops and provides commercial support for database software; a relative underweight to Apple, Inc., a technology company; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages in North America, Europe, Australia, and New Zealand; and a relative overweight position in Adobe, Inc., a global computer software company were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R (a),(b)	14.01	14.44	11.79
Russell 1000 ® Growth Index	19.75	19.71	16.01
Russell 1000 ® Index (c)	18.11	16.54	12.71
(a)
The returns shown for periods prior to
October 26, 2016
(including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to November 2015, when the Investment Manager assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

(c)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to November 2015, when the Investment Manager assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,263,398,290
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 9,403,657
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,263,398,290
Total number of portfolio holdings	38
Management services fees (represents 0.73% of Fund average net assets)	$ 9,403,657
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	11.9%
NVIDIA Corp.	10.8%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc., Class A	6.8%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	5.7%
Eli Lilly & Co.	4.0%
Visa, Inc., Class A	3.5%
Costco Wholesale Corp.	2.9%
Tesla, Inc.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	11.9%
NVIDIA Corp.	10.8%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc., Class A	6.8%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	5.7%
Eli Lilly & Co.	4.0%
Visa, Inc., Class A	3.5%
Costco Wholesale Corp.	2.9%
Tesla, Inc.	2.6%

Columbia Large Cap Growth Opportunity Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Opportunity Fund
Class Name	Class S
Trading Symbol	NFEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of October 2, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 33 (a)	0.80% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 33	[1]
Expense Ratio, Percent	0.80%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials and consumer staples boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the information technology and materials sectors, and a larger weight in the industrials sector contributed to Fund results versus the benchmark during the annual period.
Individual holdings
| A relative overweight position in Insmed Inc., a biopharmaceutical company that focuses on rare diseases; not owning benchmark constituent Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Intuitive Surgical, Inc., a designer, manufacturer, and marketer of surgical systems; a relative overweight position in Natera, Inc., a diagnostics company which engages in clinical genetic testing; and not owning benchmark constituent Accenture plc, a global multinational professional services company were among the top contributors to Fund performance as compared to the benchmark.
Top Performance Detractors
Stock selection
| Selections in the financials, real estate, information technology, consumer discretionary, industrials and communication services sectors hurt the Fund’s relative results during the annual period.
Allocations
| Larger weightings in the health care, real estate, communication services and energy sectors, and a smaller weighting in the financials sector detracted from Fund performance versus its benchmark during the annual period.
Individual holdings
| A relative overweight position in Advanced Micro Devices, Inc., a multinational technology company; a relative overweight position in MongoDB, Inc., a U.S. software company that develops and provides commercial support for database software; a relative underweight to Apple, Inc., a technology company; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages in North America, Europe, Australia, and New Zealand; and a relative overweight position in Adobe, Inc., a global computer software company were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b)	14.43	14.75	12.08
Russell 1000 ® Growth Index	19.75	19.71	16.01
Russell 1000 ® Index (c)	18.11	16.54	12.71
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to November 2015, when the Investment Manager assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

(c)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to November 2015, when the Investment Manager assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,263,398,290
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 9,403,657
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,263,398,290
Total number of portfolio holdings	38
Management services fees (represents 0.73% of Fund average net assets)	$ 9,403,657
Portfolio turnover for the reporting period	35%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	11.9%
NVIDIA Corp.	10.8%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc., Class A	6.8%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	5.7%
Eli Lilly & Co.	4.0%
Visa, Inc., Class A	3.5%
Costco Wholesale Corp.	2.9%
Tesla, Inc.	2.6%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	11.9%
NVIDIA Corp.	10.8%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc., Class A	6.8%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	5.7%
Eli Lilly & Co.	4.0%
Visa, Inc., Class A	3.5%
Costco Wholesale Corp.	2.9%
Tesla, Inc.	2.6%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.